Segments (Tables)	12 Months Ended
Mar. 31, 2013
Segment Reporting [Abstract]
Segment Results and Segment Assets

Following are the segment results and segment assets for the years ended March 31, 2011, 2012 and 2013.

	2011			2012			2013
	India Online Business	US Publishing Business	Total	India Online Business	US Publishing Business	Total	India Online Business	US Publishing Business	Total
	US$	US$	US$	US$	US$	US$	US$	US$	US$
Revenues from external customers:
Advertising	13,817,053	3,548,083	17,365,136	12,517,461	3,462,646	15,980,107	8,485,560	2,872,638	11,358,198
Fee based services	4,125,556	304,771	4,430,327	3,705,761	256,398	3,962,159	4,041,904	258,602	4,300,506

Total revenues	17,942,609	3,852,854	21,795,463	16,223,222	3,719,044	19,942,266	12,527,464	3,131,240	15,658,704

Cost of revenues (excluding depreciation and amortization)	8,299,834	2,496,145	10,795,979	8,241,612	2,532,509	10,774,121	7,470,935	2,480,949	9,951,884

Segment Results	9,642,775	1,356,709	10,999,484	7,981,610	1,186,535	9,168,145	5,056,529	650,291	5,706,820

Segment Assets	57,334,942	4,702,523	62,037,465	44,457,954	3,483,912	47,941,866	35,577,371	820,713	36,398,084

Capital expenditures	4,034,753	11,303	4,046,056	5,375,763	33,786	5,409,549	2,105,552	2,315	2,107,867
Depreciation/amortization	3,776,809	9,589	3,786,398	3,490,725	9,044	3,499,769	3,651,816	12,560	3,664,376

Reconciliation of Segment Results to (Loss) Income Before Income Taxes

The following is a reconciliation of the segment results to (loss) income before income taxes of the Company for the years ended March 31, 2011, 2012 and 2013.

	2011	2012	2013
	US$	US$	US$

Segment result	10,999,484	9,168,145	5,706,820
Operating expenses (including depreciation and amortization)	(19,695,625)	(20,005,598)	(19,571,322)
Other income, net	2,927,113	3,441,498	2,314,721

Net loss before income taxes and equity in net earnings (loss) of equity method investees	(5,769,028)	(7,395,955)	(11,549,781)

Reconciliation of Segment Assets to Total Assets

The following is a reconciliation of the segment assets to the total assets as at March 31, 2012 and 2013.

	As at March 31,
	2012	2013
	US$	US$
India Online business	44,457,954	35,577,371
US Publishing business	3,483,912	820,713

Total segment assets	47,941,866	36,398,084
Investments in equity method investees	81,473	—
Investment, at cost	1,300,000	1,404,987
Promissory note	1,100,000	—
Rediff.com India Employee trust	44,880	45,931

Total assets	50,468,219	37,849,002

Revenue Derived from Customers

Revenues derived from customers are as follows:

	Years ended March 31,
	2011	2012	2013
	US$	US$	US$
United States and Canada	3,628,056	3,382,387	3,030,249
India	17,615,686	16,078,008	12,241,845
Rest of the world	551,721	481,871	386,610

Total revenues	21,795,463	19,942,266	15,658,704

Long-lived Assets by Location	Long-lived assets by location are as follows:

	As of March 31,
	2012	2013
	US$	US$
United States and Canada	2,055,307	45,063
India	9,829,783	7,657,611

Total	11,885,090	7,702,674